Bahl & Gaynor Small Cap Dividend ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 1.7%
New York Times Company - Class A	32,879	$1,630,798

Consumer Discretionary - 9.1%
Gildan Activewear, Inc.	75,159	3,323,531
Installed Building Products, Inc.	2,838	486,603
Meritage Homes Corporation	12,834	909,674
Texas Roadhouse, Inc.	16,094	2,681,744
Winmark Corporation	3,952	1,256,222
		8,657,774

Consumer Staples - 7.9%
Interparfums, Inc.	20,619	2,347,886
Lancaster Colony Corporation	15,542	2,719,850
Utz Brands, Inc.	179,851	2,532,302
		7,600,038

Energy - 1.5%
DT Midstream, Inc.	14,578	1,406,485

Financials - 13.0%
American Financial Group, Inc.	8,177	1,073,967
Evercore, Inc. - Class A	18,168	3,628,513
Kinsale Capital Group, Inc.	6,913	3,364,626
Victory Capital Holdings, Inc. - Class A	75,333	4,359,521
		12,426,627

Health Care - 20.2%
Chemed Corporation	9,668	5,948,914
Ensign Group, Inc.	46,670	6,039,098
LeMaitre Vascular, Inc.	32,008	2,685,471
Perrigo Company PLC	74,959	2,101,850
US Physical Therapy, Inc.	36,695	2,655,250
		19,430,583

Industrials - 28.7%(a)
AAON, Inc.	36,961	2,887,763
BWX Technologies, Inc.	30,412	3,000,144
Curtiss-Wright Corporation	15,778	5,005,886
Enpro, Inc.	20,090	3,250,361
Federal Signal Corporation	49,488	3,639,842
Insperity, Inc.	17,849	1,592,666
MSA Safety, Inc.	21,066	3,090,172
Tetra Tech, Inc.	123,037	3,598,832
UFP Industries, Inc.	14,672	1,570,491
		27,636,157

Information Technology - 4.6%
Littelfuse, Inc.	7,526	1,480,665
Power Integrations, Inc.	26,305	1,328,403
Universal Display Corporation	11,281	1,573,474
		4,382,542

Materials - 7.2%
AptarGroup, Inc.	17,879	2,652,886
Avient Corporation	19,269	716,036
Balchem Corporation	11,015	1,828,490
Innospec, Inc.	18,513	1,754,107
		6,951,519

Real Estate - 2.6%
Terreno Realty Corporation	39,128	2,473,672

Utilities - 3.2%
Chesapeake Utilities Corporation	23,583	3,028,765
TOTAL COMMON STOCKS (Cost $78,990,271)		95,624,960

SHORT-TERM INVESTMENTS - 0.3%		Value
U.S. Treasury Bills - 0.3%	Par
4.10%, 05/01/2025 (b)	23,000	22,919
4.15%, 05/08/2025 (b)	28,000	27,878
4.16%, 05/15/2025 (b)	11,000	10,943
4.17%, 05/22/2025 (b)	21,000	20,874
4.17%, 05/29/2025 (b)	22,000	21,850
4.19%, 06/05/2025 (b)	60,000	59,546
4.18%, 06/12/2025 (b)	26,000	25,782
4.20%, 06/20/2025 (b)	32,000	31,702
4.20%, 06/26/2025 (b)	95,000	94,050
TOTAL SHORT-TERM INVESTMENTS (Cost $315,576)		315,544

TOTAL INVESTMENTS - 100.0% (Cost $79,305,847)		95,940,504
Liabilities in Excess of Other Assets - (0.0)% (c)		(46,411)
TOTAL NET ASSETS - 100.0%		$95,894,093
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown is the annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Bahl & Gaynor Small Cap Dividend ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$95,624,960	$–	$–	$95,624,960
U.S. Treasury Bills	–	315,544	–	315,544
Total Investments	$95,624,960	$315,544	$–	$95,940,504

Refer to the Schedule of Investments for further disaggregation of investment categories.